Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Shares Issuable Could Potentially Dilute Future Earnings	As of September 30, 2025 and 2024, shares issuable which could potentially dilute future earnings were as follows:
	September 30,
	2025	2024
Series A Preferred Stock	584,793,654	584,793,654
Warrants	975,288,919	975,288,919
Stock Options	184,264,323	184,264,323
Shares excluded from the calculation of diluted loss per share	1,744,346,896	1,744,346,896
As of December 31, 2024 and 2023, shares issuable which could potentially dilute future earnings were as follows:
	December 31,
	2024	2023

Preferred Shares	584,793,654	1,046,336,299
Warrants	975,288,919	964,834,419
Stock Options	184,264,323	163,142,084
Shares excluded from the calculation of diluted loss per share	1,744,346,896	2,174,312,802